Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 63,006		$ 15,406
Total current liabilities	929,839		585,506	146,602
Net loss	$ 1,234,340	$ 75,297	$ 1,789,167	$ 13,079